Income Taxes (Components Of Income Tax Expense) (Details) - CAD ($) $ in Millions		12 Months Ended
		Aug. 31, 2019	Aug. 31, 2018
Income Taxes [Abstract]
Income tax expense (recovery)	[1]	$ 114	$ 137
Deferred tax expense (recovery) related to temporary differences		106	(37)
Deferred tax expense (recovery) from tax rate changes		(102)	28
Total income tax expense		$ 118	$ 128

[1]	The Company does not report restructuring costs, amortization, interest or cash taxes on a segmented basis.